Related Parties (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Receivable from related party	$ 0	$ 405
Payable to related party		300
Selling, general and administrative and research and development expenses	597	13,951
Compensation expense recognized	$ 0	893
Fair value of common stock issued		$ 659,045
Risk free rate of return		3.66
Stock price | $ / shares		$ 6.3
Warrants term		5 years
Restricted Stock Units ("RSUs")
Related Party Transaction [Line Items]
Number of RSUs, Granted | shares	0	1,169,558
Volatility [Member]
Related Party Transaction [Line Items]
Risk free rate of return		123
Annual Dividend Rate [Member]
Related Party Transaction [Line Items]
Risk free rate of return		0
Advisor Rights Agreement [Member]
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction		150.00%
Percentage of common share issue		5.00%
Percentage of number of share warrant for common share issue		15.00%
Class of warrant or right, number of securities called by each warrant or right | shares		9,131,600
Advisor Rights Agreement [Member] | First Advisor Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 9.375
Advisor Rights Agreement [Member] | Second Advisor Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares		12.5
Advisor Rights Agreement [Member] | Third Advisor Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 18.75
Rorschach Advisors LLC [Member] | Advisor Rights Agreement [Member]
Related Party Transaction [Line Items]
Business combination, voting equity interest acquired, percentage		10.00%
Advisor [Member] | Advisor Rights and Strategic Advisor Agreement [Member]
Related Party Transaction [Line Items]
Fair value of common stock issued		$ 48,900
Cumulative fair value of warrants		134,700
Value of equity distribution		183,600
Advisor [Member] | Advisor Rights and Strategic Advisor Agreement [Member] | Additional Paid in Capital and Acquisition of Sonnet [Member]
Related Party Transaction [Line Items]
Value of equity distribution		5,300
Advisor [Member] | Advisor Rights and Strategic Advisor Agreement [Member] | Additional Paid in Capital and Acquisition of Sonnet [Member] | Cost of Asset Acquisition [Member]
Related Party Transaction [Line Items]
Value of equity distribution		178,300
Board of Directors [Member]
Related Party Transaction [Line Items]
Total compensation paid		$ 900
Shares of common stock issued | shares		20,463
Fair value of common stock issued for compensation		$ 100
Board of Directors [Member] | Restricted Stock Units ("RSUs")
Related Party Transaction [Line Items]
Compensation expense recognized		$ 500
Number of RSUs, Granted | shares		326,312
Affiliates [Member] | Short Term Shared Services Agreement and Short Term Sublease [Member]
Related Party Transaction [Line Items]
Selling, general and administrative and research and development expenses		$ (400)